CONTRIBUTED EQUITY - Schedule of Issued Capital (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Issued capital	$ 92,443,999	$ 51,339,595	$ 20,563,228
Issued capital
Disclosure of classes of share capital [line items]
Issued capital	$ 197,985,920	$ 112,959,638	$ 58,764,248	$ 29,782,268
Number of shares outstanding	319,927,854	257,244,759	193,493,973	140,288,491